Business Combinations (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Adjust expenses related to business combination (deal fees, inventory step-up, backlog, deferred revenues, stock-based compensation accelerations)	$ (7,600,000)
Objet Ltd [Member]
Stock-based compensation related to business combination	22,642,000	22,079,000
Increase in amortization of intangibles	44,239,000	48,261,000
Adjust expenses related to business combination (deal fees, inventory step-up, backlog, deferred revenues, stock-based compensation accelerations)	(28,850,000)	50,644,000
Adjust taxes related to the adjustments to the supplemental pro forma	(2,899,000)	(6,960,000)
Adjust taxes to the blended rate after business combination	$ 35,132,000	$ 114,024,000